DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact to Income Statement (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Feb. 02, 2018	Nov. 03, 2017	Aug. 04, 2017	May 05, 2017	Feb. 03, 2017	Oct. 28, 2016	Jul. 29, 2016	Apr. 29, 2016	Feb. 02, 2018	Feb. 03, 2017
Net revenue:
Products									$ 61,251	$ 51,057
Services									17,789	11,107
Total net revenue	$ 21,963	$ 19,556	$ 19,521	$ 18,000	$ 20,292	$ 16,473	$ 13,171	$ 12,228	79,040	62,164
Cost of net revenue:
Products									51,433	43,388
Services									7,070	5,127
Total cost of net revenue									58,503	48,515
Gross margin	5,892	5,220	4,968	4,457	4,832	4,251	2,329	2,237	20,537	13,649
Operating expenses:
Selling, general, and administrative									18,569	13,403
Research and development									4,384	2,636
Total operating expenses									22,953	16,039
Operating loss									(2,416)	(2,390)
Interest and other, net									(2,353)	(2,104)
Loss from continuing operations before income taxes									(4,769)	(4,494)
Income tax benefit									(1,843)	(1,420)
Net loss from continuing operations	(100)	(846)	(732)	(1,171)	(1,128)	(1,300)	(264)	(391)	(2,926)	(3,074)
Income (loss) from discontinued operations, net of income taxes	0	0	0	0	1,043	(442)	838	477	0	1,916
Net (income) loss									(2,926)	(1,158)
Less: Net income (loss) attributable to non-controlling interests									(77)	9
Net income (loss) attributable to Dell Technologies, Inc.	(100)	(846)	(732)	(1,171)	(85)	(1,742)	574	86	(2,849)	(1,167)
As Reported
Net revenue:
Products									58,801	48,706
Services									19,859	12,936
Total net revenue									78,660	61,642
Cost of net revenue:
Products									50,215	42,169
Services									8,391	6,514
Total cost of net revenue									58,606	48,683
Gross margin									20,054	12,959
Operating expenses:
Selling, general, and administrative									19,003	13,575
Research and development									4,384	2,636
Total operating expenses									23,387	16,211
Operating loss									(3,333)	(3,252)
Interest and other, net									(2,355)	(2,104)
Loss from continuing operations before income taxes									(5,688)	(5,356)
Income tax benefit									(1,833)	(1,619)
Net loss from continuing operations									(3,855)	(3,737)
Income (loss) from discontinued operations, net of income taxes									0	2,019
Net (income) loss									(3,855)	(1,718)
Less: Net income (loss) attributable to non-controlling interests									(127)	(46)
Net income (loss) attributable to Dell Technologies, Inc.									(3,728)	(1,672)
Accounting Standards Update 2014-09 | Revenue from Contracts with Customers
Net revenue:
Products									2,450	2,351
Services									(2,070)	(1,829)
Total net revenue									380	522
Cost of net revenue:
Products									1,218	1,219
Services									(1,321)	(1,387)
Total cost of net revenue									(103)	(168)
Gross margin									483	690
Operating expenses:
Selling, general, and administrative									(434)	(172)
Research and development									0	0
Total operating expenses									(434)	(172)
Operating loss									917	862
Interest and other, net									2	0
Loss from continuing operations before income taxes									919	862
Income tax benefit									(10)	199
Net loss from continuing operations									929	663
Income (loss) from discontinued operations, net of income taxes									0	(103)
Net (income) loss									929	560
Less: Net income (loss) attributable to non-controlling interests									50	55
Net income (loss) attributable to Dell Technologies, Inc.									$ 879	$ 505
Class V Common Stock
Operating expenses:
Net loss from continuing operations	$ (196)	$ 198	$ 204	$ 125	$ 126	$ 170	$ 0	$ 0
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)	$ (0.98)	$ 0.98	$ 1.00	$ 0.60	$ 0.59	$ 0.77	$ 0.00	$ 0.00	$ 1.63	$ 1.36
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)	$ (0.98)	$ 0.96	$ 1.00	$ 0.59	$ 0.58	$ 0.76	$ 0.00	$ 0.00	1.61	1.35
Class V Common Stock | As Reported
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)									1.41	1.44
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)									1.39	1.43
Class V Common Stock | Accounting Standards Update 2014-09 | Revenue from Contracts with Customers
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)									0.22	(0.08)
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)									0.22	(0.08)
Common Class A, Common Class B, Common Class C And Common Class D [Member]
Operating expenses:
Net loss from continuing operations	$ 96	$ (1,044)	$ (936)	$ (1,296)	$ (1,254)	$ (1,470)	$ (264)	$ (391)
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)	$ 0.17	$ (1.84)	$ (1.65)	$ (2.29)	$ (2.22)	$ (2.96)	$ (0.65)	$ (0.97)	(5.61)	(7.19)
Discontinued operations - basic (in dollars per share)	0.00	0.00	0.00	0.00	1.84	(0.89)	2.07	1.18	0.00	4.08
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)	0.16	(1.84)	(1.66)	(2.29)	(2.22)	(2.96)	(0.65)	(0.97)	(5.62)	(7.19)
Discontinued operations - diluted (in dollars per share)	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 1.84	$ (0.89)	$ 2.07	$ 1.18	0.00	4.08
Common Class A, Common Class B, Common Class C And Common Class D [Member] | As Reported
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)									(7.08)	(8.52)
Discontinued operations - basic (in dollars per share)									0	4.30
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)									(7.08)	(8.52)
Discontinued operations - diluted (in dollars per share)									0.00	4.30
Common Class A, Common Class B, Common Class C And Common Class D [Member] | Accounting Standards Update 2014-09 | Revenue from Contracts with Customers
Earnings (loss) per share attributable to Dell Technologies Inc. - basic:
Continuing operations - basic (in dollars per share)									1.47	1.33
Discontinued operations - basic (in dollars per share)									0	(0.22)
Earnings (loss) per share attributable to Dell Technologies Inc. - diluted:
Continuing operations - diluted (in dollars per share)									1.46	1.33
Discontinued operations - diluted (in dollars per share)									$ 0.00	$ (0.22)